Leases	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Leases

Note 15. Leases

Office Lease

The Company leases its office facility under a month-to-month operating lease arrangement. The Company has elected the short-term lease practical expedient under ASC 842 for this lease and therefore does not recognize a right-of-use asset or lease liability on the unaudited condensed consolidated balance sheet for this arrangement.

Lease expense for this month-to-month lease is recognized on a straight-line basis and was $20 per month for the period from January 2026 through June 2026. Because the lease is cancellable at any time with no significant penalty, the Company is not committed to future minimum lease payments beyond the monthly term.

Studio Lease

In February 2026, the Company entered into a new operating lease agreement for studio space. The lease has an initial term of 45 months, commencing February 1, 2026 and expiring October 31, 2029. The lease requires monthly base rent payments of $27 with a three-month rent abatement of $82. The Company does not have an option to extend the lease term or to purchase the leased property. The lease contains fees for cleaning services, utilities, building amenities, and other operating items that are non-lease components. These variable lease payments are recognized in the period incurred rather than included in the lease liability, with the Company recording an operating expense when such amounts arise. The Company has recognized a right-of-use asset and lease liability on the unaudited condensed consolidated balance sheet for this arrangement.

Lease Costs

The components of lease cost for the three months and six months ended June 30, 2026 and 2025 were as follows (In thousands):

	Three Months Ended June 2026	Six Months Ended June 2026
Lease Cost	Amount	Amount
Operating lease cost	$78	128
Short-term lease cost	60	119
Total lease cost	$138	247

Operating lease cost and short-term lease cost are recognized on a straight-line basis over the lease term and are included in general and administrative expenses in the unaudited condensed consolidated statement of operations.

Supplemental Balance Sheet Information

Supplemental balance sheet information related to the Company’s operating lease as of June 30, 2026, is as follows (In thousands):

As of June 30, 2026
Operating lease right-of-use asset	$961
Operating lease liability, current portion	298
Operating lease liability, non-current portion	736
Total operating lease liability	$1,034

Maturities of Lease Liability

Future minimum lease payments under the operating lease as of June 30, 2026, are as follows (In thousands):

Operating Leases
2026 (remaining six months)	$163
2027	328
2028	328
2029	274
Total future minimum lease payments	1,093
Less: present value discount	(59)
Present value of lease liability	$1,034

Supplemental Cash Flow and Other Information

Supplemental cash flow and other information related to the Company’s operating lease for the six months ended June 30, 2026, are as follows (In thousands):

Amount
Amortization of right-of-use asset	$128
Cash paid for amounts included in the measurement of lease liability	55
Right-of-use asset obtained in exchange for new operating lease liability	1,074
Remaining lease term (in years)	3.5
Discount rate (as a percentage)	3.45%

Note 17. Leases

The Company leases its office facility under a month-to month operating lease arrangement. The Company has elected the short-term lease practical expedient under ASC 842 for this lease and therefore does not recognize a right-of-use asset or lease liability on the consolidated balance sheet for this arrangement.

Lease expense for this month-to month lease is recognized on a straight-line basis and were $19,600 per month for the period from October 2025 to December 2025. Because the lease is cancellable at any time with no significant penalty, the Company is not committed to future minimum lease payments beyond the monthly term.